Financial instruments at fair value - Recurring basis (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Warrant liability fair value	€ 238
Financial liabilities at amortized cost
Disclosure of fair value measurement of liabilities [line items]
Fair value of non-current loans	21,890
Recurring
Disclosure of fair value measurement of liabilities [line items]
Fair value of non-current loans	21,890	€ 0
Warrants liability	2,603
Recurring | Level 2
Disclosure of fair value measurement of liabilities [line items]
Fair value of non-current loans	21,890
Recurring | Level 3
Disclosure of fair value measurement of liabilities [line items]
Warrants liability	€ 2,603